Fair Value Measurements (Table)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Mar. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary Of Assets And Liabilities Required To Be Carried At Fair Value On A Recurring Basis
The following table sets forth by level within the fair value hierarchy the Company’s liability that was accounted for at fair value on a recurring basis:

	(Level 1)	(Level 2)	(Level 3)
Private placement warrants as of March 31, 2024	$—	$—	$234,667
PIPE with reduction right liability as of March 31, 2024	$—	$—	$19,399,127

	(Level 1)	(Level 2)	(Level 3)
Private placement warrants as of December 31, 2023	$—	$—	$469,333
PIPE with reduction right liability as of December 31, 2023	$—	$—	$18,253,010

The following table sets forth by level within the fair value hierarchy the Company’s liabilities that were accounted for at fair value on a recurring basis:

	(Level 1)	(Level 2)	(Level 3)

Private placement warrants as of December 31, 2023	$—	$—	$469,333
PIPE with reduction right liability as of December 31, 2023	$—	$—	$18,253,010

	(Level 1)	(Level 2)	(Level 3)
Private placement warrants as of December 31, 2022	$—	$—	$3,285,333

STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary Of Assets And Liabilities Required To Be Carried At Fair Value On A Recurring Basis
The following table sets forth the assets and liabilities required to be carried at fair value on a recurring basis as of December 31, 2023 and March 31, 2023:

	December 31, 2023			March 31, 2023
	Level 1	Level 2	Total	Level 1	Level 2	Total
	(Amounts in millions)
Assets:
Forward exchange contracts (see Note 16)	$—	$—	$—	$—	$2.9	$2.9
Interest rate swaps (see Note 16)	—	34.2	34.2	—	41.1	41.1
Liabilities:
Forward exchange contracts (see Note 16)	—	(2.1)	(2.1)	—	(0.1)	(0.1)

The following table sets forth the assets and liabilities required to be carried at fair value on a recurring basis as of March 31, 2023 and 2022:

	March 31, 2023			March 31, 2022
	Level 1	Level 2	Total	Level 1	Level 2	Total

Assets:	(Amounts in millions)
Equity securities with a readily determinable fair value	$—	$—	$—	$0.5	$—	$0.5
Forward exchange contracts (see Note 18)	—	2.9	2.9	—	3.5	3.5
Interest rate swaps (see Note 18) (1)	—	41.1	41.1	—	120.1	120.1
Liabilities:
Forward exchange contracts (see Note 18)	—	(0.1)	(0.1)	—	(2.8)	(2.8)
Interest rate swaps (see Note 18)	—	—	—	—	28.6	28.6

(1)	Amounts at March 31, 2022 exclude $88.1 million of financing component of interest rate swaps presented in the table below (none at March 31, 2023).

Summary Of Carrying Values And Fair Values Of The Company
The following table sets forth the carrying values and fair values of the Company’s outstanding debt and film related obligations at December 31, 2023 and March 31, 2023:

	December 31, 2023		March 31, 2023
	(Amounts in millions)
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
		(Level 2)		(Level 2)
Term Loan A	$404.1	$403.0	$424.2	$415.4
Term Loan B	819.5	814.1	827.2	817.1
Production Loans	1,275.4	1,279.2	1,346.1	1,349.9
Production Tax Credit Facility	248.4	250.0	229.4	231.8
Backlog Facility and Other	173.9	175.0	223.7	226.0
IP Credit Facility	114.9	117.3	140.8	143.8

(1)
The Company measures the fair value of its outstanding debt and interest rate swaps using discounted cash flow techniques that use observable market inputs, such as SOFR-based yield curves, swap rates, and credit ratings (Level 2 measurements).

The Company’s financial instruments also include cash and cash equivalents, accounts receivable, accounts payable, content related payables, other accrued liabilities, other liabilities, and borrowings under the Revolving Credit Facility, if any. The carrying values of these financial instruments approximated the fair values at December 31, 2023 and March 31, 2023.

The following table sets forth the carrying values and fair values of the Company’s outstanding debt, film related obligations, and interest rate swaps at March 31, 2023 and 2022:

	March 31, 2023		March 31, 2022

	(Amounts in millions)
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
		(Level 2)		(Level 2)
Term Loan A	$424.2	$415.4	$631.9	$625.7
Term Loan B	827.2	817.1	837.5	828.3
Production Loans	1,346.1	1,349.9	963.7	966.3
Production Tax Credit Facility	229.4	231.8	221.1	224.0
Backlog Facility and Other	223.7	226.0	—	—
IP Credit Facility	140.8	143.8	120.6	123.5
Financing component of interest rate swaps (2)	—	—	134.0	122.9

(1)
The Company measures the fair value of its outstanding debt and interest rate swaps using discounted cash flow techniques that use observable market inputs, such as LIBOR-based yield curves, swap rates, and credit ratings (Level 2 measurements).

(2)	Amounts at March 31, 2022 include $88.1 million recorded as a reduction of assets under master netting arrangements (none at March 31, 2023).